Janus Henderson Global Allocation Fund - Growth

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Investment Companies£– 99.9%
Equity Funds – 83.1%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,345,863	$13,469,513
Janus Henderson Asia Equity Fund - Class N Shares	592,247	6,471,913
Janus Henderson Contrarian Fund - Class N Shares	642,938	18,451,704
Janus Henderson Emerging Markets Fund - Class N Shares	2,071,876	20,527,569
Janus Henderson Enterprise Fund - Class N Shares	127,729	18,968,247
Janus Henderson European Focus Fund - Class N Shares	95,109	3,947,542
Janus Henderson Forty Fund - Class N Shares	320,389	16,203,558
Janus Henderson Global Equity Income Fund - Class N Shares	1,460,432	9,930,374
Janus Henderson Global Real Estate Fund - Class N Shares	516,426	7,449,171
Janus Henderson Global Research Fund - Class N Shares	79,960	7,607,896
Janus Henderson Global Select Fund - Class N Shares	548,193	9,659,406
Janus Henderson International Managed Volatility Fund - Class N Shares	1,639,090	12,584,547
Janus Henderson Overseas Fund - Class N Shares	328,005	13,878,655
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	1,182,037	15,921,066
Janus Henderson Triton Fund - Class N Shares	521,349	16,344,278
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	1,838,312	18,838,343
		210,253,782
Fixed Income Funds – 16.8%
Janus Henderson Flexible Bond Fund - Class N Shares	733,089	7,579,402
Janus Henderson Global Bond Fund - Class N Shares	2,866,661	25,911,001
Janus Henderson High-Yield Fund - Class N Shares	872,996	6,992,212
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	647,755	1,897,821
		42,380,436
Total Investments (total cost $234,942,192) – 99.9%		252,634,218
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		188,457
Net Assets – 100%		$252,822,675

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Capital Gain Distributions from Underlying Funds(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/22
Investment Companies - 99.9%
Equity Funds - 83.1%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$1,951,188	$(32,088)	$64,564	$(2,350,109)	$13,469,513
Janus Henderson Asia Equity Fund - Class N Shares	174,095	(81,286)	-	(1,971,270)	6,471,913
Janus Henderson Contrarian Fund - Class N Shares	460,112	605,362	1,203,266	(2,288,891)	18,451,704
Janus Henderson Emerging Markets Fund - Class N Shares	791,267	(207,158)	-	(6,622,467)	20,527,569
Janus Henderson Enterprise Fund - Class N Shares	228,454	278,256	2,694,047	(3,224,315)	18,968,247
Janus Henderson European Focus Fund - Class N Shares	14,230	107,509	-	(349,776)	3,947,542
Janus Henderson Forty Fund - Class N Shares	99,938	806,369	1,484,758	(3,170,409)	16,203,558
Janus Henderson Global Equity Income Fund - Class N Shares	414,402	(24,430)	-	(89,199)	9,930,374
Janus Henderson Global Real Estate Fund - Class N Shares	288,967	606,935	270,815	(861,299)	7,449,171
Janus Henderson Global Research Fund - Class N Shares	112,193	1,051,069	847,499	(2,164,029)	7,607,896
Janus Henderson Global Select Fund - Class N Shares	159,210	271,849	1,046,165	(1,410,545)	9,659,406
Janus Henderson International Managed Volatility Fund - Class N Shares	584,493	(37,428)	913,696	(2,521,888)	12,584,547
Janus Henderson Overseas Fund - Class N Shares	177,128	431,367	-	(1,027,969)	13,878,655
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	113,408	(27,268)	386,187	(705,762)	15,921,066
Janus Henderson Triton Fund - Class N Shares	382,482	384,953	2,814,027	(5,145,918)	16,344,278
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	2,158,867	395,864	1,804,464	(3,448,843)	18,838,343
Total Equity Funds	$8,110,434	$4,529,874	$13,529,488	$(37,352,689)	$210,253,782
Fixed Income Funds - 16.8%
Janus Henderson Flexible Bond Fund - Class N Shares	83,161	(10,181)	-	(536,147)	7,579,402
Janus Henderson Global Bond Fund - Class N Shares	490,427	(76,188)	78,111	(2,869,457)	25,911,001
Janus Henderson High-Yield Fund - Class N Shares	74,623	(7,228)	-	(431,639)	6,992,212
Janus Henderson Multi-Sector Income Fund - Class N Shares	251,551	226,670	21,027	(531,808)	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	21,822	(7,357)	-	(90,022)	1,897,821
Total Fixed Income Funds	$921,584	$125,717	$99,138	$(4,459,073)	$42,380,436
Total Affiliated Investments - 99.9%	$9,032,018	$4,655,591	$13,628,625	$(41,811,762)	$252,634,218

(1) For securities that were affiliated for a portion of the period ended March 31, 2022, this column reflects amounts for the entire period ended March 31, 2022 and not just the period in which the security was affiliated.

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 99.9%
Equity Funds - 83.1%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	14,350,204	2,275,293	(773,787)	13,469,513
Janus Henderson Asia Equity Fund - Class N Shares	8,488,580	794,858	(758,969)	6,471,913
Janus Henderson Contrarian Fund - Class N Shares	20,073,819	2,512,744	(2,451,330)	18,451,704
Janus Henderson Emerging Markets Fund - Class N Shares	27,672,452	2,998,640	(3,313,898)	20,527,569
Janus Henderson Enterprise Fund - Class N Shares	22,239,287	3,264,533	(3,589,514)	18,968,247
Janus Henderson European Focus Fund - Class N Shares	4,144,915	1,005,608	(960,714)	3,947,542
Janus Henderson Forty Fund - Class N Shares	20,013,791	1,884,730	(3,330,923)	16,203,558
Janus Henderson Global Equity Income Fund - Class N Shares	9,287,138	2,090,613	(1,333,748)	9,930,374
Janus Henderson Global Real Estate Fund - Class N Shares	11,664,707	718,001	(4,679,173)	7,449,171
Janus Henderson Global Research Fund - Class N Shares	10,449,600	1,103,862	(2,832,606)	7,607,896
Janus Henderson Global Select Fund - Class N Shares	11,112,246	1,376,417	(1,690,561)	9,659,406
Janus Henderson International Managed Volatility Fund - Class N Shares	11,101,760	4,693,642	(651,539)	12,584,547
Janus Henderson Overseas Fund - Class N Shares	16,096,329	425,795	(2,046,867)	13,878,655
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	15,965,735	1,530,865	(842,504)	15,921,066
Janus Henderson Triton Fund - Class N Shares	22,016,638	3,503,508	(4,414,903)	16,344,278
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	17,118,303	6,917,356	(2,144,337)	18,838,343
Fixed Income Funds - 16.8%
Janus Henderson Flexible Bond Fund - Class N Shares	3,894,244	4,549,609	(318,123)	7,579,402
Janus Henderson Global Bond Fund - Class N Shares	21,631,144	8,627,320	(1,401,818)	25,911,001
Janus Henderson High-Yield Fund - Class N Shares	-	7,579,347	(148,268)	6,992,212
Janus Henderson Multi-Sector Income Fund - Class N Shares	9,215,278	3,160,512	(12,070,652)	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	-	2,529,773	(534,573)	1,897,821

Notes to Schedule of Investments (unaudited)

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$210,253,782	$-	$-
Fixed Income Funds	42,380,436	-	-
Total Assets	$252,634,218	$-	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70269 05-22